Employee benefits - Reconciliation of net (liabilities) assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$ (68,735)	$ (49,449)
Amount recognized in AOCL at beginning of year	304,330	290,327
Amount prepaid (accued) at beginning of year	235,595	240,878
Net periodic benefit (credit) cost	(19,559)	(5,513)	$ (4,996)
Additional benefit cost	0	0
Contributions	20,230	230
Amount prepaid (accrued) at end of year	236,266	235,595	240,878
Accumulated other comprehensive loss	(288,882)	(304,330)	(290,327)
Net (liabilities) assets at end of year	(52,616)	(68,735)	(49,449)
OPEB Plan
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(153,415)	(170,720)
Amount recognized in AOCL at beginning of year	5,720	24,079
Amount prepaid (accued) at beginning of year	(147,695)	(146,641)
Net periodic benefit (credit) cost	(6,714)	(4,402)	(3,498)
Additional benefit cost	0	(1,790)
Contributions	7,200	5,138
Amount prepaid (accrued) at end of year	(147,209)	(147,695)	(146,641)
Accumulated other comprehensive loss	(21,472)	(5,720)	(24,079)
Net (liabilities) assets at end of year	$ (168,681)	$ (153,415)	$ (170,720)